ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
ACQUISITIONS
Schedule of purchase price allocation

Tangible assets (including receivables, property and equipment and other)	$9,418
Deferred tax liability, net	(1,251)
Intangible assets:
Technology	10,575
Goodwill	48,667
Total purchase price	$67,409